Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of standardized measure of discounted future cash flows (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / ft³	Dec. 31, 2019 USD ($) $ / ft³	Dec. 31, 2018 USD ($)
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Average production costs		$ 13.9	$ 25.1
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves	$ 1,512,000,000	$ 738,000,000	$ 775,000,000	$ 608,000,000
Trafigura Agreement [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Proportion of ownership interest in joint venture	20.00%
Venture agreement [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Percentage of Sale of Interest in Oil Gas Properties	10.00%
Oil Condensate and C5 Plus [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel		41.97	54.99
Liquefied Petroleum Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel		19.16	26.87
Commercial Gas [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Commercial gas per cubic feet | $ / ft³		2.81	55.9
MEXICO
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves	$ 24,400,000	$ 1,200,000
Bottom of range [member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Prices Per Barrel		42.0	55.9	65.4